Strategic investments - Changes (Details) - CAD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Quantity
Number of warrants, outstanding, beginning balance					25,844,600
Number of instruments exercised					(16,250,000)
Number of warrants, outstanding, ending balance	25,844,600				9,594,600	25,844,600
Amount
Beginning balance					$ 39,991,750
Ending balance	$ 39,991,750				$ 14,901,659	$ 39,991,750
Beauce Gold Fields ("BGF") shares - level 1
Quantity
Number of warrants, outstanding, beginning balance					1,025,794	1,025,794
Additions					0	0
Received in lieu of payment of services rendered						0
Number of instruments exercised					0	0
Disposed					0	0
Change in the fair value					0	0
Number of warrants, outstanding, ending balance	1,025,794				1,025,794	1,025,794
Amount
Beginning balance					$ 123,095	$ 133,354
Additions					0	0
Received in lieu of payment of services rendered						0
Exercised					0	0
Disposed					0	0
Change in the fair value					0	(10,259)
Ending balance	$ 123,095				$ 123,095	$ 123,095
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Quantity
Number of warrants, outstanding, beginning balance					14,990,200	18,450,000
Additions	2,687,000	4,000,000		1,200,000	8,268,000	7,887,000
Received in lieu of payment of services rendered			4,394,600			4,394,600
Number of instruments exercised					16,250,000	1,500,000
Disposed	(16,429,400)				(12,755,600)	(17,241,400)
Change in the fair value					0	0
Number of warrants, outstanding, ending balance	14,990,200				26,752,600	14,990,200
Amount
Beginning balance					$ 16,489,220	$ 1,476,000
Additions					8,070,109	3,395,742
Received in lieu of payment of services rendered						395,514
Exercised					11,700,000	540,000
Disposed	$ (10,798,056)				(14,252,732)	(10,798,056)
Change in the fair value					(9,700,401)	21,480,020
Ending balance	$ 16,489,220				$ 12,306,196	$ 16,489,220
HPQ warrants - level 3
Quantity
Number of warrants, outstanding, beginning balance					25,844,600	17,750,000
Additions		4,000,000		1,200,000	0	5,200,000
Received in lieu of payment of services rendered			4,394,600			4,394,600
Number of instruments exercised	1,500,000				16,250,000	1,500,000
Disposed					0	0
Change in the fair value					0	0
Number of warrants, outstanding, ending balance	25,844,600				9,594,600	25,844,600
Amount
Beginning balance					$ 23,379,435	$ 0
Additions					0	560,000
Received in lieu of payment of services rendered						0
Exercised					(9,181,250)	(337,500)
Disposed					0	0
Change in the fair value					(11,725,817)	23,156,935
Ending balance	$ 23,379,435				$ 2,472,368	$ 23,379,435